Net result on derecognition of financial assets measured at amortised fost - Schedule of net result of derecognition financial assets measured at amortised cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [table]
Net result on derecognition of financial assets measured at amortised cost	€ 0	€ 189	€ 38
Loans [Member]
Disclosure of financial assets [table]
Net result on derecognition of financial assets measured at amortised cost	1	4	13
Debt securities [member]
Disclosure of financial assets [table]
Net result on derecognition of financial assets measured at amortised cost	€ (1)	€ 185	€ 24